TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
TAXATION
Current income tax expenses	$ 466,074		$ 396,512	$ 137,939
Deferred income tax benefit	(52,112)		(21,431)	(13,146)
Income tax expenses	$ 413,962	$ 53,062	$ 375,081	$ 124,793